Consolidated Statements of Cash Flows - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit for the period before taxes	$ 9,954	$ 10,905	$ 123,029
Charges (credits) to income that do not represent cash flows:
Depreciation and amortization	81,845	63,692	9,785
Credit risk provisions	346,980	269,261	51,234
Provisions and write-offs for assets received in lieu of payment	14,472	9,463	409
Other provision for contingencies	586	8,952	81
Impairment	27	351
Adjustment to market value of investments and derivatives	34,863	24,415	8,559
Net interest income	(782,982)	(639,175)	(223,290)
Net service fee income	(177,571)	(150,796)	(71,088)
Net foreign exchange gains (losses)	(46,165)	48,848	(74,461)
Other charges (credits) that do not represent cash flows	(4,133)	16,328	(10,606)
Subtotal	(522,124)	(337,756)	(186,348)
Loans to customers and banks	393,967	701,084	(581,027)
Receivables from repurchase agreements and securities borrowing	(10,784)	45,113	54,797
Payables from repurchase agreements and securities lending	47,041	(428,466)
Trading securities	207,263	(165,957)	23,760
Financial assets available for sale	(933,263)	555,051	(143,394)
Financial assets held to maturity	24,392	(60,038)
Other assets and liabilities	319,624	(2,053)	76,524
Cash from recovery of fine by SBIF	21,765
Time deposits and Savings accounts	(1,521,753)	(642,318)	(19,030)
Current accounts and other demand deposits	(312,332)	(787,998)	93,642
Foreign borrowings obtained	3,911,800	3,570,163	259,148
Repayment of foreign borrowings	(3,839,035)	(3,953,640)	(226,567)
Interest paid	(875,702)	(835,043)	(222,672)
Interest received	1,661,537	1,420,179	469,519
Net fee	177,660	150,935	71,088
Received (payments) taxes	(136,184)	(201,884)	(54,657)
Repayment of other borrowings	(8,497)	(8,330)	(38,624)
Proceeds from sale of assets received in lieu of payment	3,762	2,060	2,136
Net cash flows used in operating activities	(1,390,863)	(978,898)	(421,705)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment and intangible assets	(87,155)	(105,157)	(16,481)
Cash and cash equivalents from CorpBanca integration		1,694,231
Net cash flows provided by (used in) investing activities	(87,155)	1,589,074	(16,481)
CASH FLOWS FROM FINANCING ACTIVITIES:
Debt instruments issued	1,076,452	810,270	445,789
Redemption of debt issued	(726,232)	(276,131)	(6,124)
Capital increase		392,813
Dividends paid	(618)	(52,168)	(26,448)
Net cash flows provided by financing activities	349,602	874,784	413,217
Effect of changes in exchange rates	86,761	6,176
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,041,655)	1,491,136	(24,969)
Cash and cash equivalents at beginning of period	2,116,744	625,608	650,577
Cash and cash equivalents at end of period	1,075,089	2,116,744	625,608
Net increase (decrease) in cash and cash equivalents	$ (1,041,655)	$ 1,491,136	$ (24,969)